Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Expenses (income)
Selling, general and administrative	$ 876,088	$ 726,530	$ 1,277,127
Depreciation of property, plant, equipment and intangible asset	1,053	1,053	1,316
Interest income	(19,703)		(4,900)
Other income	(3,995)
Change in fair value of derivative liability	(23,328)	(13,638)	(81,317)
Operating Expenses	830,115	713,945	1,192,226
Loss before income tax	(830,115)	(713,945)	(1,192,226)
Income tax provision (recovery) (Note 10)	0	0	0
Net loss from continuing operations	(830,115)	(713,945)	(1,192,226)
Net loss from discontinued operations (Note 16)	(2,557,034)	(5,795,744)	(111,058)
Net and Comprehensive loss	$ (3,387,149)	$ (6,509,689)	$ (1,303,284)
Basic and diluted loss per common share
Continuing operations	$ (0.30)	$ (0.25)	$ (0.41)
Discontinued operations	(0.91)	(2.05)	(0.04)
Net basic loss per common share	$ (1.21)	$ (2.31)	$ (0.45)
Weighted average common shares outstanding
Basic and diluted (Note 7(e))	2,802,412	2,820,647	2,880,882